Taxation - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current				¥ 5,712
Deferred	11,095	1,587	924	541
Income tax expenses	¥ 11,095	$ 1,587	¥ 924	¥ 6,253